TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	March 31, 2023	December 31, 2022
Trade accounts payable	$1,460,545	$751,422
Accrued liabilities	1,714,464	2,031,545
Government grant payable	33,709	33,709
	$3,208,718	$2,816,676